Right of use assets and lease liabilities - Lease liabilities split (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [Abstract]
Non-current lease liabilities	€ 637	€ 2,562
Current lease liabilities	779	1,118
Total	€ 1,416	€ 3,680	€ 3,967